CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (165,154)	$ (86,414)	$ (37,120)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	14,610	12,126	8,724
Amortization of intangible assets	2,577	4,588	2,784
Share based compensation expenses	147,313	109,337	72,330
Amortization of debt discount and debt issuance costs	29,954	20,938	10,004
Decrease (increase) in accrued interest and exchange rate on short-term and long-term deposits	(43)	748	(583)
Amortization of premium,discount and accrued interest on marketable securities, net	4,471	(346)	(99)
Deferred taxes, net	12,089	935	(959)
Changes in operating lease right-of-use assets	17,867	18,225
Changes in operating lease liabilities	(15,807)	(15,376)
Increase in trade receivables	(6,457)	(3,459)	(2,128)
Increase in prepaid expenses and other current and long-term assets	(89,386)	(5,168)	(3,665)
Increase (decrease) in trade payables	41,967	(7,560)	10,933
Increase in employees and payroll accruals	25,326	7,781	2,843
Increase in short-term and long-term deferred revenues	113,271	71,397	54,681
Increase (decrease) in accrued expenses and other current liabilities	15,451	21,812	(2,036)
Net cash provided by operating activities	148,049	149,564	115,709
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	294,225	348,775	204,125
Investment in short-term and restricted deposits	(577,000)	(296,100)	(437,979)
Investment in marketable securities	(763,581)	(402,774)	(58,963)
Proceeds from marketable securities	277,335	132,905	21,054
Purchase of property and equipment	(18,403)	(21,427)	(13,684)
Capitalization of internal use of software	(450)	(639)	(392)
Payments for businesses acquired, net of acquired cash	(6,626)
Purchases of investments in privately held companies	(1,185)	(3,862)	(1,250)
Proceeds from realization of investments in privately-held company	1,098
Investment in other long-term assets	(5,643)	(891)	(500)
Net cash used in investing activities	(800,230)	(244,013)	(287,589)
Cash flows from financing activities:
Proceeds from issuance of convertible senior notes	575,000		442,750
Payments of debt issuance costs	(15,713)		(12,601)
Purchase of capped call	(46,000)		(45,338)
Proceeds from exercise of options and ESPP shares	39,649	31,495	32,896
Net cash provided by financing activities	552,936	31,495	417,707
Increase (decrease) in cash and cash equivalents	(99,245)	(62,954)	245,827
Cash and cash equivalents at the beginning of the year	268,103	331,057	85,230
Cash and cash equivalents at the end of the year	168,858	268,103	331,057
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	5,810	3,109	3,666
Interest received during the year	18,647	18,996	8,364
Supplemental information for non- cash transactions
Right-of-use asset recognized with corresponding lease liability	29,137	46,121
Non-cash purchase of property and equipment	$ 1,007	$ 1,232	$ 1,413